February 20, 2004

                         THE NAVELLIER MILLENNIUM FUNDS

                           NAVELLIER TOP 20 PORTFOLIO
                    NAVELLIER INTERNATIONAL GROWTH PORTFOLIO
                      NAVELLIER LARGE CAP GROWTH PORTFOLIO
                       NAVELLIER ALL CAP GROWTH PORTFOLIO
                       NAVELLIER MID CAP GROWTH PORTFOLIO
                        NAVELLIER MONEY MARKET PORTFOLIO

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2003

Effective February 20, 2004, the Navellier Mid Cap Growth Portfolio is closed to new investors and will no longer be accepting new account applications.